Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.60%
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $649.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $444.20 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $765.66 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)